LONG TERM BANK LOANS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Interest Expense, Debt	$ 225,900	$ 0	$ 0